INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2021 remaining	¥ 19,382	$ 3,002
2022	38,157	5,910
2023	37,885	5,868
2024	37,634	5,829
2025	37,623	5,827
2026 and thereafter	206,686	32,011
Intangible assets, net	¥ 377,367	$ 58,447	¥ 2,398